Vanguard U.S. Growth Fund
Supplement Dated June 22, 2026, to the Prospectus and Summary Prospectus
Important Changes to the Fund

The board of trustees of Vanguard World Fund has approved amending the investment strategy for Vanguard U.S. Growth Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:
The Fund employs an active management approach, investing mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. growth securities. For purposes of the 80% policy, U.S. growth securities are equity securities that (i) are issued by a U.S. company and (ii) are included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index. A U.S. company is a company organized under the laws of the United States, that maintain their principal place of business in the United States, whose primary country of risk is the United States, or that have their primary listing in the United States.

The Fund has multiple investment advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.

The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.

Prospectus Text Changes
The following replaces the second paragraph in the More on the Fund section under the “Implementation of Investment Objective” heading:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. growth securities. For purposes of the 80% policy, U.S. growth securities are equity securities that (i) are issued by a U.S. company and (ii) are included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index. A U.S. company is a company organized under the laws of the United States, that maintain their principal place of business in the United States, whose primary country of risk is the United States, or that have their primary listing in the United States. Investments in derivatives may be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such securities. The Fund may change its 80% policy only upon 60 days’ notice to shareholders.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS 023A 062026

Vanguard International Growth Fund
Supplement Dated June 22, 2026, to the Prospectus and Summary Prospectus
Important Changes to the Fund

The board of trustees of Vanguard World Fund has approved amending the investment strategy for Vanguard International Growth Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:
The Fund employs an active management approach, investing mainly in stocks of companies located outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth stocks. For purposes of the 80% policy, a growth stock is a stock that is included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index.

The Fund is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Fund’s advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average earnings growth potential. The Fund has multiple investment advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.

Prospectus Text Changes
The following is added to the end of the “Implementation of Investment Objective” subsection under More on the Fund:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in growth stocks. For purposes of the 80% policy, a growth stock is a stock that is included within at least one of the following growth indices or a growth index determined by the advisor to be similar to the foregoing: Russell 3000 Growth Index, S&P 500 Growth Index, S&P MidCap 400 Growth Index, S&P SmallCap 600 Growth Index, CRSP U.S. Mega Cap Growth Index, CRSP U.S. Large Cap Growth Index, CRSP U.S. Mid Cap Growth Index, CRSP U.S. Small Cap Growth Index, MSCI U.S. Prime Market Growth Index, MSCI U.S. Small Cap Growth Index, MSCI All Country World Growth Index, or FTSE All-World Growth Index. Investments in derivatives may be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within the policy or to one or more market risk factors associated with such securities. The Fund may change its 80% policy only upon 60 days’ notice to shareholders.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS 081A 062026